Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

6. Property, plant and equipment, net

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of December 31:

	2024	2025	2025
	SGD	SGD	USD
Building and land	5,119,699	5,119,699	3,788,578
Furniture and fixtures	4,053	4,053	3,000
Motor vehicles	572,434	604,833	447,576
Electronic equipment	187,767	204,661	151,449
Machinery	33,993	33,993	25,155
Renovation	47,360	47,360	35,046
Forklift	69,000	98,750	73,075
Subtotal	6,034,306	6,113,349	4,523,879
Less: accumulated depreciation and amortization	(2,437,162)	(2,602,798)	(1,926,071)
Property and Equipment, net	3,597,144	3,510,551	2,597,808

Depreciation expenses of property and equipment totaled SGD 161,711, SGD 170,344 and SGD 165,636 (USD 122,571) for the years ended December 31, 2023, 2024 and 2025, respectively.